Shareholders’ Equity - Schedule of Consolidated Statements of Profit or Loss (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Pre-share consolidation [Member]
Loss per share
Basic loss for the year attributable to ordinary equity holders | $ / shares	$ (0.37)
Diluted loss for the year attributable to ordinary equity holders | $ / shares	$ (0.37)
Weighted average number of shares used in computation:
Basic weighted average number of shares | shares	49,605,434
Diluted weighted average number of shares | shares	49,605,434
Adjustments [Member]
Loss per share
Basic loss for the year attributable to ordinary equity holders | $ / shares	$ (14.6)
Diluted loss for the year attributable to ordinary equity holders | $ / shares	$ (14.6)
Weighted average number of shares used in computation:
Basic weighted average number of shares | shares	(48,365,582)
Diluted weighted average number of shares | shares	(48,365,582)
Post-share consolidation [Member]
Loss per share
Basic loss for the year attributable to ordinary equity holders | $ / shares	$ (14.97)
Diluted loss for the year attributable to ordinary equity holders | $ / shares	$ (14.97)
Weighted average number of shares used in computation:
Basic weighted average number of shares | shares	1,239,852
Diluted weighted average number of shares | shares	1,239,852